Debt (Details) - USD ($)		1 Months Ended					3 Months Ended	11 Months Ended
	Jan. 24, 2023	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Nov. 30, 2022
Debt (Details) [Line Items]
Note offering (in Dollars)								$ 672,295
Warrants issued (in Shares)							15,000	15,000
Exercise price per common share (in Dollars per share)							$ 1	$ 1
Conversion price (in Dollars per share)							$ 1	$ 1
Percentage of conversion price					60.00%	80.00%	20.00%	20.00%
Shares of common stock (in Shares)	1,140,700
Warrant exercise (in Dollars)	$ 250,000
Concurrently pay off (in Dollars)	$ 250,000
Unamortized debt discount costs (in Dollars)							$ 740,139
Loss on the extinguishment of debt (in Dollars)							$ 740,139
March 2022 Convertible Note [Member]
Debt (Details) [Line Items]
Cash proceeds (in Dollars)						$ 500,000
Simple interest rate						5.00%
Total proceeds (in Dollars)						$ 3,000,000
Conversion price percentage						80.00%
Price per share percentage						80.00%
Derivative liability at issuance (in Dollars)						$ 104,883
Debt issuance costs (in Dollars)						$ 1,460
Effective interest rate						12.10%
Interest rate						5.00%
June 2022 Convertible Note [Member]
Debt (Details) [Line Items]
Cash proceeds (in Dollars)					$ 50,000
Simple interest rate					6.00%
Total proceeds (in Dollars)					$ 3,000,000
Conversion price percentage					60.00%
Derivative liability at issuance (in Dollars)					$ 29,532
Effective interest rate					25.70%
Interest rate					6.00%
Percentage of Price Share					60.00%
Boustead Private Placement Notes [Member]
Debt (Details) [Line Items]
Price per share percentage							60.00%	60.00%
Derivative liability at issuance (in Dollars)							$ 339,934	$ 339,934
Effective interest rate		28.80%	26.10%	36.30%
Aggregate amount (in Dollars)		$ 75,000		$ 450,000
Convertible promissory note (in Dollars)			$ 50,000
Bear interest percentage		6.00%
Maturity date		Sep. 13, 2025
Common equity percentage							60.00%	60.00%
Common stock							6.00%	6.00%
Interest rate percentage							6.00%	6.00%
Non-Convertible Promissory Note [Member]
Debt (Details) [Line Items]
Note offering (in Dollars)									$ 250,000
Aggregate principal amount (in Dollars)									$ 250,000
Interest rate									10.00%
Aggregate shares (in Shares)							11,500	11,500	250,000
Exercisable per common share (in Dollars per share)									$ 1
Per share amount (in Dollars per share)							$ 1	$ 1
Percentage of exercise price							60.00%	60.00%
November Warrants [Member]
Debt (Details) [Line Items]
Shares of common stock (in Shares)	250,000